TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ (605)	$ (500)	$ (738)
Trade receivables, net	25,849	22,490
Unbilled Revenues [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Gross, Current	1,113	2,800
Billed Revenues [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Gross, Current	$ 25,341	$ 20,190